SRIRAMA CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2022
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SRIRAMA CONVERTIBLE PROMISSORY NOTE

8. SRIRAMA CONVERTIBLE PROMISSORY NOTE

On December 1, 2023, Visiox issued SRIRAMA Associates, LLC, PowerUp’s Sponsor, a secured convertible promissory note in the principal amount of $2,000,000 (the “Convertible Note”), of which $500,000 was funded on December 5, 2023 and $500,000 was funded on December 27, 2023. As of December 31, 2023, the Company has recorded $990,423 as convertible note payable, net of debt discount of $9,577. Subsequent to December 31, 2023, the Company received the remaining $1,000,000 of principal. During the year ended December 31, 2023, the Company recorded $427 of amortization expense related to the debt discount.

The Convertible Note accrues simple interest at a rate of 15% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. All then outstanding principal, together with any then unpaid and accrued interest and other amount payable under the Convertible Note shall be due and payable at the earlier of (i) when requested in writing by the Sponsor on or after November 30, 2024 (the “Maturity Date”) or (ii) when, upon the occurrence and during the continuance of an Event of Default (as defined in the Convertible Note), such amounts become due and payable in accordance with the terms of the Convertible Note. The Convertible Note may not be prepaid without the consent of the Sponsor.

8. SRIRAMA CONVERTIBLE PROMISSORY NOTE (cont.)

If, on or prior to the Maturity Date, Visiox consummates a Financing Event (as defined below), the Sponsor may elect to: (i) convert the then outstanding principal amount of the Convertible Note together with all accrued and unpaid interest under the Convertible Note into fully paid and nonassessable Shares at a price per share of Visiox Common Stock equal to the Conversion Price (defined below); or (ii) accelerate the Maturity Date to the date of the Financing Event. In the event the Sponsor elects to accelerate the Maturity Date as a result of a Financing Event, Visiox shall apply all proceeds it obtains from the Financing Event to the repayment of the Convertible Note until the Convertible Note is satisfied in full. A “Financing Event” means Visiox raising cash from one or more third parties, whether in the form of a cash loan, equity investment or semi-equity (e.g., convertible note) financing event. “Conversion Price” means (i) with respect to a Financing Event: the lesser of (x) eighty percent (80% of the lowest price per Share paid in cash by the other investors for any share of Visiox Common Stock sold in the Financing Event and (y) the price per share of Visiox Common Stock determined by dividing (A) the Valuation Cap by (B) the Fully Diluted Capitalization as of immediately prior to the Financing Event; and (ii) with respect to a SPAC Transaction, $10.00. “Valuation Cap” means $80,000,000. “Fully Diluted Capitalization” means the number of shares of Visiox Common Stock outstanding at the applicable time assuming full conversion and/or exercise of all then outstanding options and warrants (but excluding the Convertible Note).

If, on or prior to the Maturity Date, Visiox consummates the Business Combination with PowerUp (a “SPAC Transaction”), the then outstanding principal amount of the Convertible Note together with all accrued and unpaid interest under the Convertible Note shall be paid in full at the closing of the SPAC Transaction pursuant to the terms of the business combination agreement; provided, that notwithstanding the foregoing, the Sponsor may elect, in its sole discretion and with the appropriate approvals of PowerUp, to convert the then outstanding principal amount of the Convertible Note together with all accrued and unpaid interest under the Convertible Note into fully paid and nonassessable SPAC Shares at a price per SPAC Share equal to the Conversion Price. “SPAC Shares” means Class A ordinary shares of PowerUp.

If, on or prior to the Maturity Date, Visiox effects a Sale Transaction (as defined below), then, at the closing of such Sale Transaction, the Sponsor shall be repaid either, upon the determination of the Sponsor, (i) the entire balance then outstanding under the Convertible Note or (ii) the amount that would be payable in connection with such Sale Transaction with respect to that number of shares of Visiox Common Stock issuable if the entire balance then outstanding was converted immediately prior to the consummation of such Sale Transaction. A “Sale Transaction” means (i) any reorganization, merger or consolidation of Visiox, other than a transaction or series of related transactions in which the holders of the voting securities of Visiox outstanding immediately prior to such transaction or series of related transactions retain, immediately after such transaction or series of related transactions, at least a majority of the total voting power represented by the outstanding voting securities of Visiox or such other surviving or resulting entity (in respect of securities of Visiox held by them prior to such transaction), (ii) a sale, lease or other disposition of all or substantially all of the assets of Visiox, or (iii) an exclusive license of all of Visiox’s intellectual property. However, a SPAC Transaction shall be specifically excluded from the definition of a “Sale Transaction.”

After the Maturity Date, if the Convertible Note has not been repaid or converted into shares of Visiox Common Stock or SPAC Shares on or prior to the Maturity Date, at the election of Sponsor, all then outstanding principal, together with all accrued and unpaid interest under the Convertible Note, will convert into Shares at a price per Share equal to the Maturity Conversion Price. “Maturity Conversion Price” means eighty percent (80%) of the price obtained by dividing (i) the Valuation Cap by (ii) the Fully Diluted Capitalization outstanding as of the date of conversion, immediately prior to conversion.

Pursuant to the Convertible Note, Visiox pledges and grants to the Sponsor a security interest in the Collateral (as defined below) to secure payment and performance of all of the obligations and liabilities of Visiox under the Convertible Note. At the request of the Sponsor, Visiox shall use commercially reasonable efforts to procure, execute and deliver from time to time any consents, approvals, endorsements, assignments, financing statements and other writings deemed necessary or appropriate by the Sponsor to perfect, maintain and protect its security interest and the priority thereof. “Collateral” means the following, whether now existing or hereafter arising: (i) all trade secrets, patents, copyrights, trademarks, licenses and other intellectual property rights of Visiox, together with all applications for any of the foregoing relating to OMLONTI, PDP-716 and SDN-037; and (ii) any proceeds and products, additions and accessions to or of the Collateral.